Employee Benefit Plans - Schedule of Change in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Plan
Change in benefit obligation:
Benefit obligation, beginning balance	$ 246,890	$ 246,890	$ 255,868
Service cost	3,786	4,504	4,679
Interest cost	13,092	12,784	11,637
Actuarial (gain) loss	7,396	(15,168)
Benefits paid	(16,225)	(11,098)
Impact of plan merger	0	0
Benefit obligation, ending balance	254,939	246,890	246,890
Change in plan assets:
Fair value of plan assets, beginning balance	477,763	477,763	453,559
Actuarial return gain on plan assets	59,150	35,302
Employer contributions	0	0
Benefits paid	(16,225)	(11,098)
Impact of plan merger	0	0
Fair value of plan assets, ending balance	520,688	477,763	477,763
Funded status at end of year	265,749	230,873
RIM Plan
Change in benefit obligation:
Benefit obligation, beginning balance	12,812	12,812	13,550
Service cost	209	245	277
Interest cost	675	649	632
Actuarial (gain) loss	293	(1,287)
Benefits paid	(455)	(345)
Impact of plan merger	0	0
Benefit obligation, ending balance	13,534	12,812	12,812
Change in plan assets:
Fair value of plan assets, beginning balance	0	0	0
Actuarial return gain on plan assets	0	0
Employer contributions	455	345
Benefits paid	(455)	(345)
Impact of plan merger	0	0
Fair value of plan assets, ending balance	0	0	0
Funded status at end of year	(13,534)	(12,812)
Post-retirement Plan
Change in benefit obligation:
Benefit obligation, beginning balance	22,271	22,271	21,148
Service cost	206	269	215
Interest cost	1,148	1,118	970
Actuarial (gain) loss	(369)	(2,150)
Benefits paid	(1,071)	(617)
Impact of plan merger	0	2,503
Benefit obligation, ending balance	22,185	22,271	22,271
Change in plan assets:
Fair value of plan assets, beginning balance	0	0	0
Actuarial return gain on plan assets	0	0
Employer contributions	1,071	617
Benefits paid	(1,071)	(617)
Impact of plan merger	0	0
Fair value of plan assets, ending balance	0	0	0
Funded status at end of year	(22,185)	(22,271)
Split-Dollar Life Insurance
Change in benefit obligation:
Benefit obligation, beginning balance	15,791	15,791	16,957
Service cost	229	229	277
Interest cost	864	834	818
Actuarial (gain) loss	1,203	(2,102)
Benefits paid	0	(127)
Impact of plan merger	0	0
Benefit obligation, ending balance	18,087	15,791	15,791
Change in plan assets:
Fair value of plan assets, beginning balance	0	0	0
Actuarial return gain on plan assets	0	0
Employer contributions	0	127
Benefits paid	0	(127)
Impact of plan merger	0	0
Fair value of plan assets, ending balance	0	0	$ 0
Funded status at end of year	$ (18,087)	$ (15,791)